Equity-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	May 22, 2014	May 20, 2010	May 17, 2007
Williams Companies Incentive Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares reserved for issuance		26,000				10,000	11,000	19,000
Shares available for future grants		15,000
Equity-based compensation expense		$ 70.0		$ 53.0	$ 56.0
Tax benefit from equity-based compensation expense		17.0		$ 20.0	21.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense		$ 61.0
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years		1 year 10 months
Williams Companies Incentive Plan [Member] | Stock options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Stock Options		$ 4.0
Rollforward of stock option activity and related information
Options Outstanding, Beginning Balance		6,200
Options, Granted		1,000
Options, Exercised		(500)
Options, Cancelled		(100)
Options Outstanding, Ending Balance		6,600		6,200
Options Exercisable at Period End		5,100
Options, Aggregate Intrinsic Value, Ending Balance		$ 23.0
Options, Aggregate Intrinsic Value, Exercisable at Period End		19.0
Total intrinsic value of options exercised		4.0		$ 2.0	37.0
Tax benefits realized on options exercised		1.0		1.0	13.0
Cash received from the exercise of options		$ 7.0		$ 4.0	$ 20.0
Stock Options Outstanding, Weighted Average Remaining Contractual Life		5 years
Stock Options Exercisable, Weighted Average Remaining Contractual Life		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options, Weighted Average Exercise Price, Beginning Balance		$ 31.32
Options, Weighted Average Exercise Price, Granted		28.85
Options, Weighted Average Exercise Price, Exercised		21.33
Options, Weighted Average Exercise Price, Cancelled		36.75
Options, Weighted Average Exercise Price, Ending Balance		31.53		$ 31.32
Options, Weighted Average Exercise Price, Exercisable at Period End		31.85
Estimated fair value at date of grant of options for common stock granted
Weighted-average grant date fair value of options for our common stock granted during the year, per share		$ 6.61		$ 7.90	$ 7.61
Weighted-average assumptions:
Dividend yield		4.20%		3.20%	4.80%
Volatility		35.10%		44.70%	27.80%
Risk-free interest rate		2.10%		1.20%	1.80%
Expected life (years)		6 years		6 years	6 years
Duration Of Base Term For Peer Group Historical Volatility Measurement		10 years
Williams Companies Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units		$ 57.0
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance		3,900
Restricted Stock Units, Granted		2,000
Restricted Stock Units, Forfeited		(800)
Restricted Stock Units, Vested		(900)
Restricted Stock Units, Nonvested shares, Ending Balance		4,200		3,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Beginning Balance	[1]	$ 35.19
Weighted-average grant date fair value of restricted stock units granted during the year, per share		29.47	[1]	$ 26.51	$ 40.15
Restricted Stock Units, Forfeited, Weighted-Average Fair Value	[1]	39.21
Restricted Stock Units, Vested, Weighted-Average Fair Value	[1]	38.30
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance	[1]	$ 31.02		$ 35.19
Restricted Stock Units, Vested in Period, Fair Value		$ 33.0		$ 32.0	$ 42.0
Williams Companies Incentive Plan [Member] | Performance Shares [Member]
Rollforward of nonvested restricted stock unit activity and related information
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding		31.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Minimum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Range of vested shares based on extent to which certain financial targets are achieved		0.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Maximum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Range of vested shares based on extent to which certain financial targets are achieved		200.00%
Employee Stock Purchase Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares reserved for issuance						1,600		2,000
Shares available for future grants		1,100
No. of shares purchases by employees		272
Average price of shares purchased		$ 25.83
Williams Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Equity-based compensation expense		$ 8.0		20.0	29.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units		$ 1.0
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Granted		0
Restricted Stock Units, Nonvested shares, Ending Balance		76
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock Units, Vested in Period, Fair Value		$ 24.0		$ 34.0	$ 5.0

[1]	Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.